                                     [Logo]


October 2000

Dear Valued Client:

          Allmerica Securities Trust Facts
               At September 30, 2000
Market Value                                $ 9.563
Net Asset Value                             $10.806
Total Net Assets (000's)                    $92,851
Shares Outstanding (000's)                    8,592
* Net Investment Income Per Share           $  0.60
* Increase/Decrease in
  Per Share Value Resulting
  from Investment Operations                $  0.46
Total Returns at 9/30/00
  Allmerica Securities Trust
   Nine Months                                 4.24%
   Twelve Months                               3.90%
  Lehman Brothers Corporate
   Bond Index
   Nine Months                                 5.80%
   Twelve Months                               5.84%

* For nine months ended September 30, 2000

In contrast to the inverted curve at the beginning of the quarter, the yield curve flattened dramatically, resulting in a slightly more normal curve by quarter-end. The yield spread between two-year Treasury notes and ten-year notes has narrowed from 34 to just 16 basis points over the quarter. This action largely resulted from the market's view that the Federal Reserve may be finished with its tightening policy and may be near adoption of a neutral monetary policy directive. Slowing growth in a number of economic data have confirmed that the Federal Reserve's six tightening moves are having the desired effect of reducing GDP growth to a more sustainable level. Meanwhile, inflation appears to be well behaved following a slight rise earlier this year.

Despite these positive developments, the manager anticipates the Federal Reserve will maintain its tightening bias through early next year due to the fact that actual GDP growth has yet to slow measurably and the tight labor market persists. Thus far, the economy could be said to have downshifted from fifth to fourth gear, hardly a significant slow-down and one that cannot yet be guaranteed, since powerful momentum still exists in such areas as capital spending and technology. The Federal Reserve may be poised for further rate hikes unless real evidence of a slower pace of growth emerges.

The total return for the Allmerica Securities Trust was 1.68% for the third quarter, while the Lehman Brothers Corporate Bond Index return for the same period was 3.04%. Much of the underperformance was due to the fund's allocation to high yield bonds and credit concerns in individual securities. Most every investor in corporate bonds has felt some pain this year due to earnings problems and credit blow-ups, particularly in the high yield market. Event risk is high as the stock market leadership tables are rotating, and merger activity is as strong as ever. Corporate spreads have now largely discounted most or all of this potential bad news and appear attractive enough to warrant our continued investment in the sector.


Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is executed by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

                           ALLMERICA SECURITIES TRUST
            PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED)

                                                       Moody's
Par Value                                              Ratings       Par Value
---------                                              -------       ---------
U.S. GOVERNMENT OBLIGATIONS - 22.1%

               Fannie Mae  -  2.2%
$2,000,000     7.00%, 07/15/05                            Aaa       $ 2,034,728
                                                                    -----------
               U.S. Treasury Bonds - 12.0%
 3,300,000     7.13%, 02/15/23                            Aaa         3,706,313
 5,150,000     7.25%, 05/15/16                            Aaa         5,730,987
 1,450,000     7.63%, 11/15/22                            Aaa         1,712,812
                                                                    -----------
                                                                     11,150,112
                                                                    -----------
               U.S. Treasury Notes - 7.9%
 3,000,000     5.63%, 05/15/08                            Aaa         2,942,814
 1,000,000     6.00%, 08/15/09                            Aaa         1,004,063
 1,850,000     6.50%, 02/15/10                            Aaa         1,926,312
 1,000,000     6.75%, 05/15/05                            Aaa         1,035,938
   415,000     7.00%, 07/15/06                            Aaa           436,399
                                                                    -----------
                                                                      7,345,526
                                                                    -----------
               Total U.S. Government Obligations                     20,530,366
               (Cost $20,479,149)                                   -----------

CORPORATE NOTES AND BONDS  - 62.0%

               Airlines - 2.8%
 1,000,000     AMR Corp., Debenture
               10.00%, 02/01/01                           Baa2        1,005,375
   366,595     Delta Air Lines, Inc.
               9.23%, 07/02/02 (a)                        NR            371,662
 1,147,082     United Air Lines, Inc.
               9.30%, 03/22/08                            Baa1        1,204,378
                                                                    -----------
                                                                      2,581,415
                                                                    -----------
               Automotive - 1.4%
 1,000,000     Federal-Mogul Co.
               7.38%, 01/15/06                            Ba2           390,000
 1,000,000     Ford Motor Credit Co.
               5.80%, 01/12/09                            A2            886,014
                                                                    -----------
                                                                      1,276,014
                                                                    -----------
               Banking - 9.7%
   525,000     Bank of America Corp.
               7.13%, 09/15/06                            Aa2           524,370
 1,000,000     BSCH Issuance Ltd.
               7.63%, 09/14/10                            A1            997,925
 1,400,000     Capital One Financial Corp.
               7.25%, 12/01/03                            Baa3        1,377,884
 1,000,000     Chase Manhattan Corp.
               6.38%, 02/15/08                            A1            950,033
 1,500,000     Colonial Capital II, Series A, Guaranteed
               8.92%, 01/15/27 (b)                        BB          1,264,009
   975,000     Compass Trust I, Series A
               8.23%, 01/15/27                            A3            806,342
   550,000     MBNA Corp., Senior Notes, MTN
               6.96%, 09/12/02                            Baa2          545,850
   500,000     Pinnacle Partners
               8.83%, 08/15/04 (c)                        Ba1           505,423
 1,000,000     Providian Capital, Series A, Guaranteed
               9.53%, 02/01/27 (c)                        Ba3           846,334
 1,000,000     Riggs Capital Trust
               8.63%, 12/31/26 (c)                        Baa3          774,938
   400,000     Wells Fargo Bank NA
               7.55%, 06/21/10                            Aa2           408,240
                                                                    -----------
                                                                      9,001,348
                                                                    -----------
               Beverages, Food & Tobacco - 1.7%
$1,000,000     DiMon, Inc., Senior Notes, Series B
               8.88%, 06/01/06                            Ba2           914,511
   700,000     J. Seagram & Sons, Inc.
               7.60%, 12/15/28                            Baa3          691,273
                                                                    -----------
                                                                      1,605,784
                                                                    -----------
               Building Materials - 2.2%
 1,000,000     RPM, Inc., Senior Notes
               7.00%, 06/15/05                            Baa2          970,280
 1,000,000     USG Corp., Senior Notes
               8.50%, 08/01/05                            Baa1        1,041,274
                                                                    -----------
                                                                      2,011,554
                                                                    -----------
               Communications - 4.2%
 1,000,000     Global Crossing Holding Ltd.
               9.13%, 11/15/06                            Ba2           990,000
 1,000,000     Lucent Technologies, Inc.
               6.45%, 03/15/29                            A2            840,818
   950,000     Metromedia Fiber Network, Inc.
               10.00%, 11/15/08                           B2            888,250
   500,000     Williams Communications Group, Inc.
               11.70%, 08/01/08 (c)                       B2            477,500
   950,000     Winstar Communications, Inc.
               12.75%, 04/15/10 (c)                       B3            688,750
                                                                    -----------
                                                                      3,885,318
                                                                    -----------
               Computers & Information - 1.2%
 1,075,000     Hewlett-Packard Co.
               7.15%, 06/15/05                            Aa2         1,090,174
                                                                    -----------
               Electric Utilities - 3.9%
 1,550,000     Connecticut Light & Power Co.,
               First Mortgage, Series D
               7.88%, 10/01/24                            Baa3        1,558,172
 1,000,000     East Coast Power LLC
               7.07%, 03/31/12                            Baa3          914,530
   577,000     North Atlantic Energy Corp.,
               First Mortgage, Series A
               9.05%, 06/01/02                            Ba2           582,682
   600,000     Texas Utilities Co.
               7.38%, 10/01/25                            A3            556,376
                                                                    -----------
                                                                      3,611,760
                                                                    -----------
               Electronics - 0.5%
   500,000     Raytheon Co.
               6.45%, 08/15/02                            Baa2          494,109
                                                                    -----------
               Entertainment & Leisure - 2.6%
   800,000     Royal Caribbean Cruises, Ltd.
               6.75%, 03/15/08                            Baa2          693,834
   750,000     Royal Caribbean Cruises, Ltd.
               8.13%, 07/28/04                            Baa2          728,604
 1,000,000     Time Warner Cos., Inc.
               7.57%, 02/01/24                            Baa3          957,711
                                                                    -----------
                                                                      2,380,149
                                                                    -----------
               Financial Services - 3.7%
   750,000     Finova Capital Corp.
               6.13%, 03/15/04                            Ba1           555,465
   250,000     Finova Capital Corp.
               7.25%, 11/08/04                            Ba1           188,284
   649,000     Homeside International, Inc.,
               Senior Notes
               11.25%, 05/15/03                           A1            697,675
 1,000,000     Legg Mason, Inc., Senior Notes
               6.50%, 02/15/06                            Baa1          956,124
 1,000,000     Money Store, Inc., Senior Notes,
               Guaranteed
               8.05%, 04/15/02                            A1          1,014,351
                                                                    -----------
                                                                      3,411,899
                                                                    -----------
               Forest Products & Paper - 1.0%
   950,000     Republic Group, Inc.,
               Senior Subordinated Notes
               9.50%, 07/15/08                            B2            951,187
                                                                    -----------
               Health Care Providers - 2.0%
   675,000     Allegiance Corp.
               7.30%, 10/15/06                            A2            670,068
 1,000,000     Tenet Healthcare Corp., Senior Notes
               7.63%, 06/01/08                            Ba1           946,250
   300,000     Tenet Healthcare Corp.,
               Senior Subordinated Notes
               8.63%, 01/15/07                            Ba3           297,000
                                                                    -----------
                                                                      1,913,318
                                                                    -----------
               Industrial - Diversified - 1.1%
 1,000,000     General Electric Capital Corp.
               7.50%, 05/15/05                            Aaa         1,025,587
                                                                    -----------

               Media - Broadcasting & Publishing - 8.1%
 1,000,000     Adelphia Communications
               10.88%, 10/01/10                           B2            980,000
 1,000,000     Chancellor Media Corp.
               8.00%, 11/01/08                            Ba1         1,010,000
   750,000     Continental Cablevision, Inc.,
               Senior Notes
               8.30%, 05/15/06                            A2            780,076
 1,000,000     CSC Holdings, Inc., Debenture
               7.88%, 02/15/18                            Ba1           926,424
 1,000,000     Lenfest Communications, Inc.
               8.38%, 11/01/05                            Baa2        1,043,718
 1,000,000     Liberty Media Group
               7.88%, 07/15/09                            Baa3          984,185
   750,000     Time Warner Entertainment Co., LP,
               Debenture
               8.38%, 03/15/23                            Baa2          774,314
 1,000,000     Viacom, Inc., Senior Debenture,
               Guaranteed
               7.63%, 01/15/16                            Baa1        1,001,769
                                                                    -----------
                                                                      7,500,486
                                                                    -----------
               Metals - 1.5%
 1,000,000     LTV Corp., Senior Notes, Guaranteed
               8.20%, 09/15/07                            Ba3           490,000
 1,000,000     Lukens, Inc.
               7.63%, 08/01/04                            Ba3           919,281
                                                                    -----------
                                                                      1,409,281
                                                                    -----------
               Oil & Gas - 5.5%
 2,000,000     ANR Pipeline Co., Debenture
               9.63%, 11/01/21                            Baa1        2,292,072
   500,000     Enron Corp.
               7.63%, 09/10/04                            Baa1          508,042
 1,250,000     Texas Eastern Transmission Corp.,
               Debenture
               10.00%, 08/15/01                           A2          1,279,620
 1,000,000     Tosco Corp.
               8.13%, 02/15/30                            Baa2        1,010,091
                                                                    -----------
                                                                      5,089,825
                                                                    -----------
               Retailers - 3.4%
 1,225,000     Federated Department Stores
               8.50%, 06/01/10                            Baa1        1,225,333
   950,000     Meyer (Fred), Inc.
               7.38%, 03/01/05                            Baa3          939,805
 1,000,000     Meyer (Fred), Inc.
               7.45%, 03/01/08                            Baa3          967,269
                                                                    -----------
                                                                      3,132,407
                                                                    -----------
               Securities Broker - 0.5%
   425,000     Morgan Stanley Dean Witter & Co.
               7.75%, 06/15/05                            Aa3           437,572
                                                                    -----------
               Telephone Systems - 4.3%
   500,000     AT & T Corp.
               7.65%, 09/15/06                            Baa3          501,454
 1,175,000     GTE California, Inc.
               6.70%, 09/01/09                            Aa3         1,119,746
 1,000,000     Qwest Capital Funding
               7.90%, 08/15/10 (c)                        Baa1        1,019,685
   900,000     Sprint Capital Corp.
               7.63%, 06/10/02                            Baa1          911,955
   500,000     US West Communications, Inc.
               6.38%, 10/15/02                            A2            492,894
                                                                    -----------
                                                                      4,045,734
                                                                    -----------
               Transportation - 0.7%
   750,000     CSX Corp.
               6.25%, 10/15/08                            Baa2          682,342
                                                                    -----------
               Total Corporate Notes And Bonds                       57,537,263
               (Cost $59,483,846)                                   -----------

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 8.9%
 1,000,000     American Airlines, Inc., Pass-Through Trust,
               Series 1991-C2
               9.73%, 09/29/14                            A2          1,119,630
 1,000,000     BankBoston RV Asset Backed Trust,
               Series 1997-1, Class A8, CMO
               6.54%, 02/15/09                            Aaa           993,730
   750,000     Capital One Master Trust,
               Series 1998-4, Class A
               5.43%, 01/15/07                            Aaa           721,830
   885,957     DLJ Commercial Mortgage Corp.,
               Series 1998-CF2, Class A1A
               5.88%, 11/12/31                            Aaa           848,689
 1,000,000     Government Lease Trust,
               Series GSA1, Class A-2
               6.18%, 05/18/05 (c)                        Aaa           978,250
   178,500     Green Tree Financial Corp.,
               Series 1995-A, Class A
               7.25%, 07/15/05                            Baa3          173,929
   285,703     Green Tree Recreation Equipment &
               Consumer Trust, Series 1997-B,
               Class A1, CMO
               6.55%, 07/15/28 (b)                        AAA           283,814
   666,576     Jones (Edward D.) & Co., LP
               7.95%, 04/15/06 (a)                        NR            666,156
   314,632     Midland Cogeneration Venture LP,
               Series C-91
               10.33%, 07/23/02                           Baa2          320,909
    87,123     National Auto Finance, Series 1996-1,
               Class A, CMO
               6.33%, 12/21/02                            Aaa            86,673
 1,270,000     Sithe/Independence Funding Corp.,
               Series A
               9.00%, 12/30/13                            Baa3        1,346,937
   700,000     Valero Management Partnership, LP
               10.02%, 03/15/07 (a)                       NR            742,889
                                                                    -----------
               Total Asset-Backed And
               Mortgage-Backed Securities                             8,283,436
               (Cost $8,198,321)                                    -----------

FOREIGN BONDS (d) - 3.0%
 1,000,000     Repsol International Finance
               7.45%, 07/15/05                            A2          1,010,643
 1,000,000     St. George Bank, Ltd., Yankee Debenture
               7.15%, 10/15/05 (c)                        Baa1          985,545
   250,000     Telefonica Europe BV
               7.75%, 09/15/10                            A2            249,115
   500,000     United Mexican States,
               Yankee Emerging Market Notes
               8.50%, 09/15/02                            Baa3          502,500
                                                                    -----------
               Total Foreign Bonds                                    2,747,803
               (Cost $2,579,780)                                    -----------

   Shares                                                              Value
   ------                                                              -----

INVESTMENT COMPANY - 0.1%
    91,730     SSgA Prime Money Market Fund               NR        $    91,730
                                                                    -----------
               Total Investment Company                                  91,730
               (Cost $91,730)                                       -----------

               Total Investments - 96.1%                             89,190,598
               (Cost $90,832,826)                                   -----------
               Net Other Assets and Liabilities - 3.9%                3,659,927
                                                                    -----------
               Total Net Assets - 100.0%                            $92,850,525
                                                                    ===========
----------
a Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At September 30, 2000, these securities amounted to $1,780,707 or 1.9% of net assets.

b Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

c Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2000, these securities amounted to $6,276,425 or 6.8% of net assets.

d   U.S. currency denominated.

CMO Collateralized Mortgage Obligation

MTN Medium Term Note

--------------------------------------------------
             Moody's Quality Ratings*
      Percentage of Fund's Total Investments

            Aaa                 29%
            Aa                   4%
            A                   14%
            Baa                 35%
            Ba                  12%
            B                    4%
            Not Rated            2%

* Standard & Poor's (S&P) credit ratings are used
  in the absence of a rating by Moody's
--------------------------------------------------

--------------------------------------------------
             Security Diversification
      Percentage of Fund's Total Investments

       U.S Government Obligations      23%
       Asset-Backed and
       Mortgage-Backed Securities       9%
       Foreign Bonds                    3%
       Corporate Notes and Bonds       65%
--------------------------------------------------

Shareholder inquiries regarding account
  information may be directed to:         The Bank of New York
                                          Shareholder Relations Department - 11E
                                          PO Box 11258
                                          Church Street Station
                                          New York, New York 10286
                                          1-800-432-8224

---------------------------------------------------------------------------------------------------------------------
                                         STATEMENT OF ASSETS AND LIABILITIES
                                           SEPTEMBER 30, 2000 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

ASSETS:
  Investments:
    Investments at cost ............................................................................     $90,832,826
    Net unrealized appreciation (depreciation) .....................................................      (1,642,228)
                                                                                                         -----------
      Total investments at value ...................................................................      89,190,598
  Cash .............................................................................................           7,731
  Receivable for investments sold ..................................................................       2,966,885
  Short-term investments held as collateral for securities loaned ..................................      13,688,000
  Interest and dividend receivables ................................................................       1,772,565
                                                                                                         -----------
      Total Assets .................................................................................     107,625,779
                                                                                                         -----------

LIABILITIES:
  Payable for investment purchased .................................................................         907,420
  Advisory fee payable .............................................................................          40,316
  Trustees' fees and expenses payable ..............................................................           4,775
  Accrued expenses and other payables ..............................................................         134,743
  Collateral for securities loaned .................................................................      13,688,000
                                                                                                         -----------
      Total Liabilities ............................................................................      14,775,254
                                                                                                         -----------
NET ASSETS .........................................................................................     $92,850,525
                                                                                                         ===========

NET ASSETS consist of:
  Par Value ........................................................................................     $ 8,592,306
  Paid-in capital ..................................................................................      88,445,043
  Undistributed (distribution in excess of) net investment income ..................................         (28,760)
  Accumulated (distribution in excess of) net realized gain (loss) on investments sold .............      (2,515,836)
  Net unrealized appreciation (depreciation) of investments ........................................      (1,642,228)
                                                                                                         -----------
TOTAL NET ASSETS ...................................................................................     $92,850,525
                                                                                                         ===========

Shares of beneficial interest outstanding (10,000,000 authorized shares with par value of $1.00)  ..       8,592,306

NET ASSET VALUE
  Per share ........................................................................................     $    10.806
                                                                                                         ===========
MARKET VALUE (closing price on New York Stock Exchange)
  Per share ........................................................................................     $     9.563
                                                                                                         ===========

---------------------------------------------------------------------------------------------------------------------
                                              STATEMENT OF OPERATIONS
                              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest (including income on securities loaned of $18,408) ......................................     $ 5,593,802
                                                                                                         -----------

EXPENSES
  Investment advisory fees .........................................................................         353,499
  Custodian and Fund accounting fees ...............................................................          49,230
  Transfer agent fees ..............................................................................          41,325
  Legal fees .......................................................................................           3,260
  Audit fees .......................................................................................          21,748
  Trustees' fees and expenses ......................................................................          11,232
  Reports to shareholders ..........................................................................          32,844
  New York Stock Exchange fees .....................................................................           7,185
  Miscellaneous ....................................................................................           3,255
                                                                                                         -----------
    Total exepenses ................................................................................         523,578
                                                                                                         -----------
NET INVESTMENT INCOME ..............................................................................       5,070,224
                                                                                                         -----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold ...................................................      (2,498,504)
    Net change in unrealized appreciation (depreciation) of investments ............................       1,361,214
                                                                                                         -----------

NET GAIN (LOSS) ON INVESTMENTS .....................................................................      (1,137,290)
                                                                                                         -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS .................................................................     $ 3,932,934
                                                                                                         ===========

Corporate bonds were truly a mixed bag this quarter. On the one hand, corporate credit quality is strong after a lengthy period of rapid productivity growth and respectable top-line growth. On the other hand, the rosy economic landscape that helped produce those results appears to be drawing to a close, leaving many companies struggling to keep pace with investors' profit growth expectations. This second point has caused many companies' stock prices to plummet, which has forced CEOs with free cash flow to entertain stock buyback programs in lieu of debt reductions.

--------------------------------------------------------------------------------
                           MATURITY DIVERSIFICATION
                    PERCENTAGE OF FUND'S TOTAL INVESTMENTS

           9%           17%         39%           14%             21%
         Under 3        3-5        5-10          10-20          20-Over
                                  Years
--------------------------------------------------------------------------------


----------------------------------------------------
Bond Equivalent          U.S. Treasury Curves
Yield Percentage

Maturity                12/31/99             9/30/00
3 Months                  5.31%               6.20%
6 Months                  5.73%               6.28%
1 year                    5.96%               6.08%
2 years                   6.24%               5.97%
5 years                   6.34%               5.84%
10 years                  6.44%               5.80%
30 years                  6.48%               5.88%
----------------------------------------------------

The end result is that corporate credit quality has probably peaked and may begin to show signs of deterioration next year if GDP growth begins to tail off.

Due to this outlook on the fundamentals, higher-quality corporates are favored, particularly in the long end and BBB-rated corporates in the short end of the curve. In addition, holdings which threaten to continue to underperform are being sold. On the other hand, too many of certain issues have been sold, resulting in the decision to hold out for ultimate recovery in select holdings, which have taken especially large valuation hits. Although this quarter's restructuring has contributed to underperformance, the Fund is now better positioned for the future.

Looking ahead, we plan to continue overhauling corporate exposure to reflect our concerns on the direction of credit quality while building in solid liquidity within the sector by favoring "jumbo" issues ($1 billion dollar plus in size). The wild cards in fashioning an economic outlook include oil, the euro and the election. Each of these influences could produce undesirable effects potentially resulting in an altered outlook for 2001.

/s/ John F. O'Brien                /s/ Richard M. Reilly

                                     [Logo]
                                   ALLMERICA
                                  FINANCIAL(R)

                        THE ALLMERICA FINANCIAL COMPANIES
                        ---------------------------------
First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company (licensed in all states except NY)
Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica Investment Management Company, Inc. o Financial Profiles, Inc. o The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance Insurance Company
o Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company
o Sterling Risk Management Services, Inc. Citizens Insurance Company of America
o Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653